NATURE OF OPERATIONS AND RECAPITALIZATION (Details Narrative)	9 Months Ended
Sep. 30, 2017
Nature Of Operations And Recapitalization Details Narrative
Date of operation	Feb. 01, 2017
State of operation	Virginia